SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ASSUMPTIONS FOR GRANTS

The fair value of options and share awards granted under the stock option plan during the year ended December 31, 2023 and 2022 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2023	2022
Risk-free interest rates	3.58% - 4.39%	0.986% - 3.44%
Expected life of options	5 years	5 years
Expected volatility	83.12% - 92.32%	73.62% - 83.45%
Expected dividend yield	0.00%	0.00%

SUMMARY OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2022	15,812	$133.59
Granted	33,477	179.00
Forfeited/Expired	(5,771)	148.00
Exercised	(4,364)	43.36
Balance at December 31, 2022	39,154	180.22	9.11	-
Granted	37,490	18.23
Forfeited/Expired	(1,383)	191.88
Exercised	-	-
Balance at December 31, 2023	75,261	99.32	8.70	$-
Exercisable at December 31, 2023	17,311	$174.84	7.81	$-

SUMMARY OF NON-VESTED STOCK OPTION

The following table summarizes the Company’s non-vested stock options.

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2022	7,002	$58.80
Options granted	33,477	108.77
Options forfeited/cancelled	(5,381)	77.70
Options vested	(2,563)	38.00
At December 31, 2022	32,535	102.99
Options granted	37,490	12.37
Options forfeited/cancelled	(424)	3.42
Options vested	(11,651)	98.98
At December 31, 2023	57,950	$45.33

SUMMARY OF RESTRICTED STOCK AWARDS

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted-Average Grant Date Fair Value Per Share
Outstanding at January 1, 2022	529	$138.74
Granted	2,373	175.32
Forfeited	-	-
Exercised	-	-
Vested	(2,603)	167.67
Outstanding at December 31, 2022	299	138.74
Granted	2,000	17.76
Forfeited	(13)	0.08
Exercised	-	-
Vested	(2,163)	28.19
Outstanding at December 31, 2023	123	$138.74